Segment information (Details 1) (PGN FSRU Lampung [Member], Sales Revenue, Net [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PGN FSRU Lampung [Member] | Sales Revenue, Net [Member]
PGN	100.00%	100.00%	100.00%